3. EQUIPMENT	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
EQUIPMENT

At December 31, 2016 and December 31, 2015, property and equipment, net, is as follows:

	As of December 31, 2016	As of December 31, 2015
Automobile	$41,805	$41,805
Laboratory Equipment	39,310	36,822
Office Equipment	6,466	6,466
Less: Accumulated Depreciation	(35,963)	(18,989)
Total Property and Equipment, net	$51,618	$66,104

Depreciation expense for the year ended December 31, 2016 and 2015 was $16,974 and $15,419 respectively.